Inventories (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Finished goods	$ 33,085	$ 37,823
Work-in-process	2,945	3,809
Raw materials	30,365	26,363
Inventory, Net	$ 66,395	$ 67,995